Share Capital and Share Premium Account - Summary of Share Capital (Detail) shares in Thousands	12 Months Ended
	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Disclosure Of Classes Of Share Capital And Share Premium [abstract]
Number of shares issuable under employee share schemes	48,205	57,871
Number of unissued shares not under option	4,566,605	4,559,027